NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2017
NET INCOME (LOSS) PER SHARE
Schedule of calculation of net income (loss) per share

	For the years ended March 31,
	2015	2016	2017
Net income/(loss) attributable to iKang Guobin Healthcare Group, Inc	$27,113	$18,325	$(11,251)

Deemed dividend to Series A shares	5	—	—
Deemed dividend to Series B shares	3	—	—
Deemed dividend to Series C shares	9	—	—
Deemed dividend to Series D shares	27	—	—
Deemed dividend to Series E shares	21	—	—
Deemed dividend to Series F shares	35	—	—
Undistributed earnings allocated to Series A shares	3	—	—
Undistributed earnings allocated to Series B shares	3	—	—
Undistributed earnings allocated to Series C shares	6	—	—
Undistributed earnings allocated to Series D shares	19	—	—
Undistributed earnings allocated to Series E shares	33	—	—
Undistributed earnings allocated to Series F shares	137	—	—

	For the years ended March 31,
	2015	2016	2017
Net income/(loss) attributed to common and preferred shareholders for computing net income per common share- basic and diluted (1)	26,812	18,325	$(11,251)

Numerator:
Series A shares-
Deemed dividend	5	—	—
Undistributed earnings allocation	3	—	—

	8	—	—

Series B shares-
Deemed dividend	3	—	—
Undistributed earnings allocation	3	—	—

	6	—	—

Series C shares-
Deemed dividend	9	—	—
Undistributed earnings allocation	6	—

	15	—	—

	For the years ended March 31,
	2015	2016	2017
Series D shares-
Deemed dividend	27	—	—
Undistributed earnings allocation	19	—	—

	46	—	—

Series E shares-
Deemed dividend	21	—	—
Undistributed earnings allocation	33	—	—

	54	—	—

Series F shares-
Deemed dividend	35	—	—
Undistributed earnings allocation	137	—	—

	172	—	—

Net income attributed to common shareholders for computing net income per common share- basic and diluted(1)	26,812	—	—

	For the years ended March 31,
	2015	2016	2017
Denominator:

Weighted average common shares outstanding used in computing diluted net income per common share-basic(2)	32,884,357	33,583,005	34,060,579

Weighted average shares outstanding used in computing net income per common shares-diluted (2)	34,114,872	34,235,542	34,060,579

Weighted average shares used in computing basic net income per shares
Series A shares	23,993	—	—
Series B shares	15,044	—	—
Series C shares	42,627	—	—
Series D shares	121,896	—	—
Series E shares	94,015	—	—
Series F shares	157,911	—	—

Net income/(loss) per common share attributable to iKang Healthcare Group, Inc.-basic	$0.82	$0.55	$(0.33)

Net income/(loss) per common share attributable to iKang Healthcare Group, Inc.-diluted	$0.79	$0.54	$(0.33)

Net income per Series A shares	$0.33	—	—
Net income per Series B shares	$0.40	—	—
Net income per Series C shares	$0.35	—	—
Net income per Series D shares	$0.38	—	—
Net income per Series E shares	$0.57	—	—
Net income per Series F shares	$1.09	—	—

Notes:

(1)	The Class A, Class B and Class C common shares enjoy the same dividend participating right, therefore earnings per share of each class was not separately presented.

(2)	The calculation of the weighted average number of common shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive shares.